Dividend Restrictions and Statutory Requirements (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 SGD ($)
PartnerRe Bermuda
Statutory Accounting Practices [Line Items]
Minimum required liquidity ratio (as a percent)	75.00%			75.00%
Percentage of statutory capital and surplus requirement for payment of dividends	120.00%			120.00%
Amount available for dividends without regulatory approval	$ 789
Statutory net income (loss)	(139)	$ 900	$ (52)
Required statutory capital and surplus	2,725	2,846
Actual statutory capital and surplus	5,816	6,004
PartnerRe Europe
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	(329)	28	237
Required statutory capital and surplus	1,537	1,873
Actual statutory capital and surplus	$ 2,672	2,744
PartnerRe U.S.
Statutory Accounting Practices [Line Items]
Percentage of statutory capital and surplus requirement for payment of dividends	10.00%			10.00%
Statutory net income (loss)	$ 242	68	28
Required statutory capital and surplus	1,356	1,244
Actual statutory capital and surplus	$ 1,928	1,369
Statutory Accounting Practices, Future Dividend Payments Restrictions	two year period
PartnerRe Asia
Statutory Accounting Practices [Line Items]
Percentage of basic capital requirement for payment of dividends	120.00%			120.00%
Statutory net income (loss)	$ (31)	(6)	(2)
Required statutory capital and surplus	47	50
Actual statutory capital and surplus	215	249
PartnerRe Asia | Minimum
Statutory Accounting Practices [Line Items]
Required statutory capital and surplus				$ 25
PartnerRe Canada
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	(14)	(12)	$ 13
Required statutory capital and surplus	1,144	999
Actual statutory capital and surplus	$ 1,392	$ 1,240